Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2017
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Investments in Joint Ventures and Associates

14. Investments in Joint Ventures and Associates

The Company has interests in a number of joint ventures and associates that are private entities not listed on any public exchange. All operations are continuing.

Movement in investments in joint ventures and associates	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	9.2	4.5
Additions arising on acquisitions	-	3.0
Share of total comprehensive income	2.6	2.4
Dividends and distributions received	(2.0)	(0.8)
Impact of foreign exchange	(0.1)	0.1

Balance, end of the year	9.7	9.2

The Company’s interests in joint ventures include a 40% investment in PAE (New Zealand) Limited (PAE) and a 50% investment in ESH MWH Limited (ESH) which operates in the United Kingdom. Both joint ventures provide construction services. No dividends were paid in 2017 and 2016. The significant financial information for these joint ventures, based on their financial statements, are as follows:

	For the year ended December 31		For the year ended December 31
	2017		2016

	PAE	ESH	PAE	ESH
	$	$	$	$

Revenue	61.3	30.1	28.6	-
Other expenses	58.7	30.1	27.6	-
Income tax expense	0.6	-	0.6	-

Net income for the year	2.0	-	0.4	-

Total comprehensive income	2.0	-	0.4	-

The Company has immaterial joint ventures and associates. Summarized financial information for the Company’s share of these immaterial entities are as follows:

	December 31 2017 $	December 31 2016 $
Total comprehensive income	1.8	2.2
Aggregate carrying value	5.0	5.1

Activities classified as joint operations are accounted for in the consolidated financial statements by reflecting, line by line, the Company’s share of the assets held jointly, liabilities incurred jointly, and revenue and expenses arising from the joint operation (note 35).

To support the activities of certain joint ventures and associates, the Company and the other investors in the joint ventures have agreed to make additional contributions in proportion to their interests to make up any losses, if required. In addition, for certain joint ventures and associates, the profits will not be distributed until the parties to the arrangement provide consent for distribution.